Schedule I - Combined Condensed Statements of Comprehensive Income (loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Net income (loss)	$ 857.7	$ (76.1)	$ (175.9)
Other comprehensive income (loss), net of income tax, that will not be reclassified subsequently to profit or loss
Foreign exchange loss on translation to presentation currency	(15.5)	(12.3)	9.5
Other comprehensive (loss) income	142.5	(54.1)	84.1
Total comprehensive income (loss)	1,000.2	(130.2)	(91.8)
Parent [member]
Statement [Line Items]
Net income (loss)	857.7	(76.1)	(175.9)
Other comprehensive income (loss), net of income tax, that will not be reclassified subsequently to profit or loss
Foreign exchange loss on translation to presentation currency	(15.1)
Equity (deficit) in other comprehensive income of subsidiary	157.6	(54.1)	84.1
Other comprehensive (loss) income	142.5	(54.1)	84.1
Total comprehensive income (loss)	$ 1,000.2	$ (130.2)	$ (91.8)